Document and Entity Information	Mar. 10, 2023
Cover [Abstract]
Entity Registrant Name	VAPOTHERM INC
Amendment Flag	false
Entity Central Index Key	0001253176
Document Type	8-K
Document Period End Date	Mar. 10, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-38740
Entity Tax Identification Number	46-2259298
Entity Address, Address Line One	100 Domain Drive
Entity Address, City or Town	Exeter
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03833
City Area Code	603
Local Phone Number	658-0011
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 per value per share
Trading Symbol	VAPO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false